Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed statement of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed statement of cash flows
Net cash used in operating activities	¥ (567,948)	¥ (504,203)	¥ (1,382,752)
Net cash used in investing activities	(908,302)	(37,040)	(94,395)
Net cash provided by financing activities	715,724	1,302,710	174,631
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	5,042	117,469	(8,695)
(Decrease)/Increase in cash, cash equivalents, and restricted cash	(755,484)	878,936	(1,311,211)
Cash, cash equivalents, and restricted cash at beginning of year	2,005,856	1,126,920	2,438,131
Cash, cash equivalents, and restricted cash at end of year	1,250,372	2,005,856	¥ 1,126,920
Parent company | Reportable legal entities
Condensed statement of cash flows
Net cash used in operating activities	(77)	(277)
Net cash used in investing activities	(402,789)	(5,559,727)
Net cash provided by financing activities	407,581	5,560,594
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(2,950)	26
(Decrease)/Increase in cash, cash equivalents, and restricted cash	1,765	616
Cash, cash equivalents, and restricted cash at beginning of year	616
Cash, cash equivalents, and restricted cash at end of year	¥ 2,381	¥ 616